Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash	$ 2,265,000	$ 2,449,000
Prepaid expenses and other current assets	495,000	283,000
Income tax receivable	512,000	361,000
Total current assets	3,272,000	3,093,000
Other noncurrent assets	50,000	51,000
Total assets	3,322,000	3,144,000
Current liabilities:
Accounts payable	493,000	597,000
Accrued expenses	320,000	304,000
Term debt, current portion	64,000	116,000
Payroll protection plan loan	103,000
Unsecured promissory note payable	742,000	742,000
Total current liabilities	1,722,000	1,759,000
Stockholders' equity:
Preferred stock, $0.001 par value; 10,000,000 authorized; no shares issued or outstanding as of December 31, 2019 and December 31, 2018	0	0
Common stock, $0.001 par value; 100,000,000 authorized; 6,631,308 and 5,077,483 shares issued and outstanding, as of December 31, 2019 and December 31, 2018, respectively	7,000	7,000
Additional paid-in capital	44,681,000	42,331,000
Accumulated deficit	(43,475,000)	(41,258,000)
Accumulated comprehensive income	387,000	305,000
Total stockholders' equity	1,600,000	1,385,000
Total liabilities and stockholders' equity	$ 3,322,000	$ 3,144,000